Consolidated Statements of Cash Flows - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Sonnet BioTherapeutics Holdings, Inc. [Member]
Cash flows from operating activities:
Net loss		$ (10,427,632)	$ (4,308,639)	$ (7,437,232)	$ (18,832,694)
Adjustments to reconcile net loss to net cash used in operating activities:
Acquired in-process research and development		114,399	12,000	12,000	282,000
Depreciation		7,669	9,633	12,843	12,845
Amortization of operating lease right-of-use asset		58,777	51,876	70,272	62,905
Share-based compensation		60,395	170,795	231,190	248,626
Financing costs related to ChEF Purchase Agreement		520,200	370,426	370,426
Non-cash financing costs		3,044	1,732	1,732
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		805,527	623,566	470,987	(33,653)
Incentive tax receivable		164,685	266,964	24,496	(69,269)
Other assets		7,766	(74,274)	(79,941)	(414,206)
Accounts payable		1,540,535	(455,038)	48,423	(2,631,215)
Accrued expenses and other current liabilities		66,118	(2,034,243)	(2,241,246)	231,953
Deferred income			(18,626)	(18,626)	(147,805)
Operating lease liability		(62,027)	(53,725)	(73,047)	(51,329)
Net cash flows from operating activities		(7,140,544)	(5,437,553)	(8,607,723)	(21,341,842)
Cash flows from investing activities:
Purchases of in-process research and development		(12,000)	(12,000)	(12,000)	(443,250)
Net cash used in investing activities		(12,000)	(12,000)	(12,000)	(443,250)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of issuance costs		7,803,453	3,899,157	3,896,577	21,006,371
Payment of deferred offering costs			(15,000)	(15,000)
Payment of financing costs related to ChEF Purchase Agreement		(465,200)	(157,500)	(370,426)
Proceeds from exercise of warrants, net of issuance costs				2,983,769	849
Repayments of related party notes					(748)
Net cash provided by financing activities		7,324,385	6,729,625	6,494,920	21,006,472
Net change in cash		171,841	1,280,072	(2,124,803)	(778,620)
Cash, June 13, 2025 (inception)		149,456	2,274,259	2,274,259	3,052,879
Cash, June 30, 2025	$ 321,297	321,297	3,554,331	149,456	2,274,259
Supplemental disclosure of non-cash operating, investing and financing activities:
Deferred offering costs charged against proceeds from sale of common stock					32,340
Deferred offering costs in accounts payable and accrued expenses		171,900			49,988
Net settlement of warrants				9	52
Common stock and warrant issuance costs in accounts payable and accrued expenses				$ 13,868	$ 78,073
Proceeds from exercise and modification of warrants, net of issuance costs		(13,868)	3,002,968
Net settlement of warrants			75
In-process research and development in accrued expenses		102,399
ChEF Purchase Agreement financing costs in accounts payable		40,000	$ 212,926
RORSCHACH I LLC [Member]
Cash flows from operating activities:
Net loss	(596,667)
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	596,667
Net cash flows from operating activities
Cash flows from financing activities:
Net change in cash
Cash, June 13, 2025 (inception)
Cash, June 30, 2025